Summary of Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Summary of Significant Accounting Policies (Policies)
Summary of computing depreciation, method of depreciating equipment
Computer equipment	3 years straight-line
Office equipment	5 years straight-line
Software	3 years straight-line

Computer equipment	3 years straight-line
Office equipment	5 years straight-line
Software	3 years straight-line